Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts receivable, net [Abstract]
Schedule of accounts receivable, net
	December 31,
	2013	2014
	RMB	RMB

Accounts receivable, gross	131,315	314,778
Less: allowance for doubtful receivables	(31,214)	(57,342)

Accounts receivable, net	100,101	257,436

Summary of allowance for doubtful accounts
	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Balance at beginning of the year	-	(5,716)	(31,214)
Additions charged to general and administrative expenses	(6,884)	(31,987)	(26,246)
Write-off during the year	1,168	6,489	118

Balance at end of the year	(5,716)	(31,214)	(57,342)